Exchange rates (Tables)	12 Months Ended
Dec. 31, 2025
Exchange rates
Summary of exchange rates in preparing consolidated financial statements

	Income statement			Statement of financial position
	2023	2024	2025	2024	2025
Euro to sterling	1.15	1.18	1.17	1.21	1.15
US dollar to sterling	1.24	1.28	1.32	1.25	1.35